Exhibit 99.29

OBX 2020-EXP3 - Data Compare Report, 8.27.2020
NLY Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
6000058020	XXXXX	Originator DTI	XX.XX	XX.XX	FALSE
6000058013	XXXXX	Originator DTI	XX.XX	XX.XX	FALSE